Parent Company Only Condensed Financial Information - Summary of Condensed Balance sheet (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Assets [Abstract]
Cash and cash equivalent	¥ 277,168	$ 40,186	¥ 381,158
Amount due from related parties	489		128
Prepaid expense and other receivables	71,818	10,413	77,511
Long-term investments	77,305	11,208	73,001	¥ 46,084	¥ 23,395
Total assets	1,089,614	157,979	1,857,454
Liabilities and Shareholders' equity
Other payables and accrued expenses	58,251	8,446	71,255
Contract liabilities	258		625
Payroll and welfare payable	0	0	225
Total liabilities	747,589	108,391	1,496,541
Shareholders' equity
Treasury stock (3,436,860 shares and 16,534,600 shares as of December 31, 2021 and December 31, 2022, respectively)	(15,306)	(2,219)	(9,545)
Additional paid-in capital	904,935	131,203	896,772
Accumulated other comprehensive loss	(17,695)	(2,566)	(27,295)
Accumulated deficit	(531,127)	(77,006)	(499,940)
Total shareholders' equity attributable to Huize Holding Limited shareholders	340,879	49,422	360,064
Total liabilities and shareholders' (deficit)/equity	1,089,614	157,979	1,857,454
Common Class A [Member]
Shareholders' equity
Common Stock Value	62	9	62
Common Class B [Member]
Shareholders' equity
Common Stock Value	10	1	10
Parent Company [Member]
Assets [Abstract]
Cash and cash equivalent	5,613	814	16,291
Amount due from related parties	149	22	106
Prepaid expense and other receivables	316,172	45,839	291,666
Long-term investments	44,307	6,424	76,030
Total assets	366,241	53,099	384,093
Liabilities and Shareholders' equity
Other payables and accrued expenses	17,892	2,594	17,892
Contract liabilities	3,332	483	4,555
Payroll and welfare payable	4,138	600	1,582
Total liabilities	25,362	3,677	24,029
Shareholders' equity
Treasury stock (3,436,860 shares and 16,534,600 shares as of December 31, 2021 and December 31, 2022, respectively)	(15,306)	(2,219)	(9,545)
Additional paid-in capital	904,935	131,203	896,772
Accumulated other comprehensive loss	(17,695)	(2,566)	(27,295)
Accumulated deficit	(531,127)	(77,006)	(499,940)
Total shareholders' equity attributable to Huize Holding Limited shareholders	340,879	49,422	360,064
Total liabilities and shareholders' (deficit)/equity	366,241	53,099	384,093
Parent Company [Member] | Common Class A [Member]
Shareholders' equity
Common Stock Value	62	9	62
Parent Company [Member] | Common Class B [Member]
Shareholders' equity
Common Stock Value	¥ 10	$ 1	¥ 10